PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4737

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated December 18, 2020

to the

THORNBURG FUNDS PROSPECTUS (THE “SEPTEMBER 30 PROSPECTUS”)

applicable to Class A, C, D and I shares

dated September 30, 2020, as supplemented October 8, October 26, and December 4, 2020

Changes Relating to Thornburg Value Fund and Thornburg Core Growth Fund

Effective December 18, 2020, the Thornburg Value Fund name changed to “Thornburg Small/Mid Cap Core Fund” (“Small/Mid Cap Core Fund”) and the Thornburg Core Growth Fund name changed to the “Thornburg Small/Mid Cap Growth Fund” (“Small/Mid Cap Growth Fund,” together, with the Small/Mid Cap Core Fund, the “Funds”). In addition to the Funds’ name changes, the Funds’ principal investment strategies, principal investment risks, and benchmark indexes have also changed and information respecting those changes is included in the December 18, 2020 prospectus applicable to Class A, C and I shares of the Funds. Accordingly, effective December 18, 2020, all references to the Funds in the September 30 Prospectus are hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4738

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated December 18, 2020

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION (THE “SEPTEMBER 30 SAI”)

applicable to Class A, C, D and I shares

dated September 30, 2020

Changes Relating to Thornburg Value Fund and Thornburg Core Growth Fund

Effective December 18, 2020, the Thornburg Value Fund name changed to “Thornburg Small/Mid Cap Core Fund” (“Small/Mid Cap Core Fund”) and the Thornburg Core Growth Fund name changed to the “Thornburg Small/Mid Cap Growth Fund” (“Small/Mid Cap Growth Fund,” together, with the Small/Mid Cap Core Fund, the “Funds”). In addition to the Funds’ name changes, the Funds’ principal investment strategies, principal investment risks, and benchmark indexes have also changed and information respecting those changes is included in the December 18, 2020 statement of additional information applicable to Class A, C and I shares of the Funds. Accordingly, effective December 18, 2020, all references to the Funds in the September 30 SAI are hereby deleted.